CVT
Volatility Managed Growth Portfolio
March 31, 2026
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 96.7%

Security	Shares	Value
Equity Funds — 79.0%
iShares Core S&P Mid-Cap ETF	40,369	$ 2,726,119
iShares Russell 2000 ETF(1)	15,000	3,720,000
iShares S&P 500 Growth ETF(1)	109,000	12,328,990
iShares S&P 500 Value ETF(1)	48,000	10,135,200
Vanguard FTSE Developed Markets ETF	175,000	11,214,000
Vanguard FTSE Emerging Markets ETF(1)	28,000	1,513,400
Vanguard Real Estate ETF	35,000	3,104,500
Vanguard S&P 500 ETF	26,500	15,835,075
		$60,577,284
Fixed-Income Funds — 17.7%
iShares Core U.S. Aggregate Bond ETF	137,000	$13,599,990
		$13,599,990
Total Exchange-Traded Funds (identified cost $39,046,352)		$74,177,274

Short-Term Investments — 4.4%
Affiliated Fund — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	2,553,338	$ 2,553,338
Total Affiliated Fund (identified cost $2,553,338)		$ 2,553,338
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(3)	856,120	$ 856,120
Total Securities Lending Collateral (identified cost $856,120)		$ 856,120
Total Short-Term Investments (identified cost $3,409,458)		$ 3,409,458
Total Investments — 101.1% (identified cost $42,455,810)		$77,586,732
Other Assets, Less Liabilities — (1.1)%		$ (849,265)
Net Assets — 100.0%		$76,737,467

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $5,253,441 and the total market value of the collateral received by the Fund was $5,185,096, comprised of cash of $856,120 and U.S. government and/or agencies securities of $4,328,976.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(3)	Represents investment of cash collateral received in connection with securities lending.

CVT
Volatility Managed Growth Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(5)	Short	6/18/26	$(1,642,688)	$5,613
E-mini S&P MidCap 400 Index	(2)	Short	6/18/26	(679,300)	(8,769)
MSCI EAFE Index	(6)	Short	6/19/26	(870,330)	(22,706)
					$(25,862)
During the fiscal year to date ended March 31, 2026, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,553,338, which represents 3.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,665,423	$4,926,785	$(6,038,870)	$ —	$ —	$2,553,338	$31,667	2,553,338

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$74,177,274	$ —	$ —	$74,177,274
Short-Term Investments:
Affiliated Fund	2,553,338	—	—	2,553,338
Securities Lending Collateral	856,120	—	—	856,120
Total Investments	$77,586,732	$ —	$ —	$77,586,732
Futures Contracts	$5,613	$ —	$ —	$5,613
Total	$77,592,345	$ —	$ —	$77,592,345

CVT
Volatility Managed Growth Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(31,475)	$ —	$ —	$(31,475)
Total	$(31,475)	$ —	$ —	$(31,475)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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